SUBSEQUENT EVENT	9 Months Ended
Sep. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENT

25. SUBSEQUENT EVENT
On October 4, 2026, Cenovus entered into a definitive agreement (the “Agreement”) to acquire all of the issued and outstanding shares of Athabasca Oil Corporation (“Athabasca”) through a plan of arrangement (the “Athabasca Acquisition”). Under the terms of the Agreement, Cenovus has agreed to acquire all of the issued and outstanding common shares of Athabasca in exchange for maximum cash consideration of $4.3 billion, equivalent to 75 percent of the total consideration, and a maximum of 44.4 million Cenovus common shares, equivalent to 35 percent of the total consideration. The cash portion of the consideration will be funded with cash on hand and certain short-term borrowings.
Subsequent to the Agreement, the Company acquired an aggregate of 47.4 million common shares of Athabasca for $581 million.
The Athabasca Acquisition is subject to Athabasca shareholder, court and other customary approvals.